Segment Information	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 20 – SEGMENT INFORMATION

The Company follows ASC Topic 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company’s revenue and net income are substantially derived from enterprise application services and financial industry IT services.

The Company’s operations are primarily based in China, where the Company derives a substantial portion of their revenues. The following table presents revenues generated in domestic and overseas markets for the years ended June 30, 2022, 2021 and 2020.

	For the years ended June 30,
	2022	2021	2020
Mainland China	$137,915,276	$112,511,341	$78,840,635
Singapore	9,559,951	9,613,026	7,369,345
Hong Kong	3,365,491	3,728,039	3,071,857
United States	883,478	34,740	-
Malaysia	161,132	148,128	125,748
Japan	137,053	26,419	5,394
Australia	-	-	2,167
India	-	-	652
Total	$152,022,381	$126,061,693	$89,415,798

The following table presents revenues by the service lines for the years ended June 30, 2022, 2021 and 2020.

	For the years ended June 30,
	2022	2021	2020
IT consulting service	$144,092,811	$122,273,395	$87,136,754
Customized IT solution service	6,738,118	3,130,646	1,844,892
Other	1,191,452	657,652	434,152
Total	$152,022,381	$126,061,693	$89,415,798

Long-lived assets by geographic area are presented as follows:

	As of June 30,
	2022	2021
Hong Kong	$15,468,306	$111,590
Singapore	4,586,546	4,305
Mainland China	541,766	481,473
India	3,153	2,354
Japan	1,327	1,069
	$20,601,098	$600,791